Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40026
Entity Registrant Name	GOAL ACQUISITIONS CORP.
Entity Central Index Key	0001836100
Entity Tax Identification Number	85-3660880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill Country Blvd
Entity Address, Address Line Two	Building R
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(888)
Local Phone Number	717-7678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false